UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-4670

DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

  JUNE 30, 2009

Semiannual Report to Shareholders

DWS RREEF Global Infrastructure Fund

Contents

4 Performance Summary

10 Information About Your Fund's Expenses

12 Portfolio Summary

14 Investment Portfolio

17 Financial Statements

21 Financial Highlights

25 Notes to Financial Statements

34 Summary of Management Fee Evaluation by Independent Fee Consultant

35 Summary of Administrative Fee Evaluation by Independent Fee Consultant

36 Account Management Resources

37 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

This fund is subject to stock market risk. Because the fund concentrates its investments in infrastructure-related securities, it has greater exposure to the market, economic, regulatory, political and other risks affecting such entities than a fund investing in a broader range of industries. Investing in foreign securities, particularly in emerging markets, presents additional political, economic and market risks, as well as currency fluctuations. This fund also may focus its investments in certain geographic regions, thereby increasing its vulnerability to developments in a particular region. Derivatives may be more volatile and less liquid than traditional securities and the portfolio could suffer losses on its derivative positions. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding this fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2009

Classes A, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a contingent deferred sales charge (CDSC) of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 1.82%, 2.60% and 1.49% for Class A, Class C and Institutional Class shares, respectively. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns for the period shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 6/30/09
DWS RREEF Global Infrastructure Fund	6-Month‡	1-Year	Life of Fund*
Class A	3.95%	-27.08%	-27.59%
Class C	3.48%	-27.70%	-28.19%
Institutional Class	4.22%	-26.99%	-27.50%
Dow Jones Brookfield Global Infrastructure Index+	6.22%	-25.10%	-25.10%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on June 24, 2008. Index returns began on June 30, 2008.
Net Asset Value and Distribution Information
	Class A	Class C	Institutional Class
Net Asset Value: 6/30/09	$ 7.16	$ 7.14	$ 7.14
12/31/08	$ 6.90	$ 6.90	$ 6.89
Distribution Information: Six Months as of 6/30/09: Income Dividends	$ .01	$ —	$ .03

Class A Lipper Rankings — Specialty/Miscellaneous Funds Category as of 6/30/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	82	of	141	58

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS RREEF Global Infrastructure Fund — Class A [] Dow Jones Brookfield Global Infrastructure Index+

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 6/30/09
DWS RREEF Global Infrastructure Fund		1-Year	Life of Fund*
Class A	Growth of $10,000	$6,873	$6,790
	Average annual total return	-31.27%	-31.69%
Class C	Growth of $10,000	$7,230	$7,144
	Average annual total return	-27.70%	-28.19%
Dow Jones Brookfield Global Infrastructure Index+	Growth of $10,000	$7,490	$7,490
	Average annual total return	-25.10%	-25.10%

The growth of $10,000 is cumulative.

* DWS RREEF Global Infrastructure Fund commenced operations on June 24, 2008. Index returns began on June 30, 2008.
Growth of an Assumed $1,000,000 Investment
[] DWS RREEF Global Infrastructure Fund — Institutional Class [] Dow Jones Brookfield Global Infrastructure Index+

Comparative Results as of 6/30/09
DWS RREEF Global Infrastructure Fund		1-Year	Life of Fund*
Institutional Class	Growth of $1,000,000	$730,100	$721,300
	Average annual total return	-26.99%	-27.50%
Dow Jones Brookfield Global Infrastructure Index+	Growth of $1,000,000	$749,000	$749,000
	Average annual total return	-25.10%	-25.10%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

* DWS RREEF Global Infrastructure Fund commenced operations on June 24, 2008. Index returns began on June 30, 2008.
+ The Dow Jones Brookfield Global Infrastructure Index measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from infrastructure lines of business. The index intends to measure all sectors of the infrastructure market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 1.58% Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Return for the period shown for Class S shares reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns may differ by share class.

Average Annual Total Returns as of 6/30/09
DWS RREEF Global Infrastructure Fund	6-Month‡	1-Year	Life of Fund*
Class S	4.22%	-26.90%	-27.41%
Dow Jones Brookfield Global Infrastructure Index+	6.22%	-25.10%	-25.10%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on June 24, 2008. Index returns began on June 30, 2008.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 6/30/09	$ 7.15
12/31/08	$ 6.90
Distribution Information: Six Months as of 6/30/09: Income Dividends	$ .03
Class S Lipper Rankings — Specialty/Miscellaneous Funds Category as of 6/30/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	79	of	141	56

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS RREEF Global Infrastructure Fund — Class S [] Dow Jones Brookfield Global Infrastructure Index+

Comparative Results as of 6/30/09
DWS RREEF Global Infrastructure Fund		1-Year	Life of Fund*
Class S	Growth of $10,000	$7,310	$7,222
	Average annual total return	-26.90%	-27.41%
Dow Jones Brookfield Global Infrastructure Index+	Growth of $10,000	$7,490	$7,490
	Average annual total return	-25.10%	-25.10%

The growth of $10,000 is cumulative.

* DWS RREEF Global Infrastructure Fund commenced operations on June 24, 2008. Index returns began on June 30, 2008.
+ The Dow Jones Brookfield Global Infrastructure Index measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from infrastructure lines of business. The index intends to measure all sectors of the infrastructure market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,039.50	$ 1,034.80	$ 1,042.20	$ 1,042.20
Expenses Paid per $1,000*	$ 7.59	$ 11.35	$ 6.33	$ 6.33
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,017.36	$ 1,013.64	$ 1,018.60	$ 1,018.60
Expenses Paid per $1,000*	$ 7.50	$ 11.23	$ 6.26	$ 6.26
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS RREEF Global Infrastructure Fund	1.50%	2.25%	1.25%	1.25%

For more information, please refer to the Fund's prospectuses.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	6/30/09	12/31/08

Common Stocks	100%	76%
Cash Equivalents	—	24%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Utilities	38%	49%
Industrials	23%	18%
Energy	20%	16%
Telecommunication Services	16%	14%
Consumer Discretionary	3%	3%
	100%	100%
Geographical Diversification (As a % of Common Stocks)	6/30/09	12/31/08

United States	36%	40%
United Kingdom	18%	15%
Canada	13%	11%
Australia	5%	—
Spain	5%	11%
Hong Kong	5%	3%
China	3%	—
Luxembourg	3%	3%
Netherlands	3%	3%
Italy	3%	6%
United Arab Emirates	3%	—
France	2%	3%
Switzerland	1%	2%
Portugal	—	3%
	100%	100%

Asset allocation, sector diversification and geographical diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2009 (53.1% of Net Assets)	Country	Percent
1. National Grid PLC Owns, operates and develops electricity and gas networks	United Kingdom	10.9%
2. Enbridge, Inc. Provides energy transportation, distribution and related services	Canada	7.5%
3. Crown Castle International Corp. Engineers, deploys, owns and operates shared wireless infrastructure	United States	6.9%
4. Spectra Energy Corp. Transmits, stores, distributes, gathers and processes natural gas	United States	6.5%
5. SBA Communications Corp. Owns and operates wireless communications infrastructure	United States	4.6%
6. Transurban Group Owner and operator of toll roads with interests in Australia and the United States	Australia	3.8%
7. Northeast Utilities Provides retail electric service	United States	3.5%
8. SES Offers global satellite broadband communications services	Luxembourg	3.3%
9. Kinder Morgan Management LLC Manager of business affairs for Kinder Morgan Energy Partners LP	United States	3.1%
10. Koninklijke Vopak NV Operator of tank terminals, storage centers and ships throughout the world	Netherlands	3.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 14. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2009 (Unaudited)

	Shares	Value ($)

Common Stocks 98.2%
Australia 5.0%
Macquarie Infrastructure Group (Units)	787,084	903,941
Transurban Group (Units)	856,913	2,853,771
(Cost $3,269,223)		3,757,712
Canada 12.2%
Enbridge, Inc.	163,800	5,683,676
Fortis, Inc.	86,250	1,884,204
TransCanada Corp.	62,000	1,669,467
(Cost $8,601,756)		9,237,347
China 3.4%
Jiangsu Expressway Co., Ltd. "H"	2,140,000	1,567,865
Xinao Gas Holdings Ltd.	566,000	976,386
(Cost $2,370,783)		2,544,251
France 2.0%
Aeroports de Paris (Cost $1,292,624)	20,100	1,475,046
Hong Kong 4.4%
China Merchants Holdings International Co., Ltd.	534,000	1,524,988
Zhejiang Expressway Co., Ltd. "H"	2,308,000	1,814,202
(Cost $3,548,661)		3,339,190
Italy 2.9%
Terna-Rete Elettrica Nationale SpA (Cost $2,130,785)	660,300	2,202,255
Luxembourg 3.3%
SES "A" (FDR) (Cost $2,356,220)	131,500	2,491,938
Netherlands 3.0%
Koninlijke Vopak NV (Cost $1,734,351)	45,380	2,269,893
Spain 4.8%
Abertis Infraestructuras SA	114,204	2,151,073
Red Electrica Corporacion SA	32,600	1,474,952
(Cost $3,441,116)		3,626,025
Switzerland 0.8%
Flughafen Zuerich AG (Registered) (Cost $525,920)	2,572	575,490
United Arab Emirates 2.4%
DP World Ltd. (Cost $2,052,699)	5,048,200	1,822,400
United Kingdom 18.2%
Inmarsat PLC	123,480	1,113,815
National Grid PLC	913,300	8,237,107
Severn Trent PLC	121,600	2,193,295
United Utilities Group PLC	266,500	2,182,797
(Cost $13,195,230)		13,727,014
United States 35.8%
American Tower Corp. "A"*	61,975	1,954,072
Consolidated Edison, Inc.	51,000	1,908,420
Crown Castle International Corp.*	217,775	5,230,955
ITC Holdings Corp.	34,500	1,564,920
Kinder Morgan Management LLC	50,950	2,301,412
Northeast Utilities	117,800	2,628,118
NSTAR	43,000	1,380,730
PG&E Corp.	44,350	1,704,814
SBA Communications Corp. "A"*	140,500	3,447,870
Spectra Energy Corp.	288,900	4,888,188
(Cost $23,900,648)		27,009,499
Total Common Stocks (Cost $68,420,016)		74,078,060

Cash Equivalents 0.3%
Cash Management QP Trust, 0.27% (a) (Cost $224,210)	224,210	224,210
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $68,644,226)+	98.5	74,302,270
Other Assets and Liabilities, Net	1.5	1,100,169
Net Assets	100.0	75,402,439

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

* Non-income producing security.
+ The cost for federal income tax purposes was $79,107,992. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $4,805,722. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,324,786 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,130,508.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

FDR: Fiduciary Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments
Australia	$ —	$ 3,757,712	$ —	$ 3,757,712
Canada	9,237,347	—	—	9,237,347
China	—	2,544,251	—	2,544,251
France	—	1,475,046	—	1,475,046
Hong Kong	—	3,339,190	—	3,339,190
Italy	—	2,202,255	—	2,202,255
Luxembourg	—	2,491,938	—	2,491,938
Netherlands	—	2,269,893	—	2,269,893
Spain	—	3,626,025	—	3,626,025
Switzerland	—	575,490	—	575,490
United Arab Emirates	—	1,822,400	—	1,822,400
United Kingdom	—	13,727,014	—	13,727,014
United States	27,009,499	—	—	27,009,499
Short-Term Investments	—	224,210	—	224,210
Total	$ 36,246,846	$ 38,055,424	$ —	$ 74,302,270

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments in securities, at value (cost $68,420,016)	$ 74,078,060
Investment in Cash Management QP Trust (cost $224,210)	224,210
Total investments in securities, at value, (cost $68,644,226)	74,302,270
Cash	147,582
Foreign currency, at value (cost $112,862)	112,551
Receivable for investments sold	2,860,242
Receivable for Fund shares sold	391,305
Dividends receivable	587,776
Foreign taxes recoverable	48,539
Due from Advisor	1,401
Other assets	42,964
Total assets	78,494,630
Liabilities
Payable for investments purchased	2,862,419
Payable for Fund shares redeemed	179,371
Accrued management fee	34,131
Accrued expenses and payables	16,270
Total liabilities	3,092,191
Net assets, at value	$ 75,402,439
Net Assets Consist of
Undistributed net investment income	1,044,746
Net unrealized appreciation (depreciation) on: Investments	5,658,044
Foreign currency	3,379
Accumulated net realized gain (loss)	(23,988,026)
Paid-in capital	92,684,296
Net assets, at value	$ 75,402,439

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited) (continued)
Net Asset Value:
Class A Net Asset Value and redemption price(a) per share ($24,372,820 ÷ 3,404,268 outstanding shares of capital stock, $.01 par value, 100,000,000 shares authorized)	$ 7.16
Maximum offering price per share (100 ÷ 94.25 of $7.16)	$ 7.60

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($15,366,752 ÷ 2,151,320 outstanding shares of capital stock, $.01 par value, 100,000,000 shares authorized)
$ 7.14
Class S Net Asset Value, offering and redemption price(a) per share ($12,321,891 ÷ 1,724,317 outstanding shares of capital stock, $.01 par value,100,000,000 shares authorized)	$ 7.15
Institutional Class Net Asset Value, offering and redemption price(a) per share ($23,340,976 ÷ 3,269,882 outstanding shares of capital stock, $.01 par value, 100,000,000 shares authorized)	$ 7.14
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $160,518)	$ 1,595,779
Interest — Cash Management QP Trust	4,620
Interest	2,008
Total Income	1,602,407
Expenses: Management fee	282,730
Administration fee	31,414
Services to shareholders	31,359
Custodian fee	46,931
Distribution and service fees	80,470
Directors' fees and expenses	2,082
Professional fee	24,946
Reports to shareholders	31,029
Registration fees	8,152
Offering expenses	85,531
Other	11,836
Total expenses before expense reductions	636,480
Expense reductions	(150,908)
Total expenses after expense reductions	485,572
Net investment income (loss)	1,116,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(1,196,572)
Foreign currency	(305,422)
(1,501,994)
Change in net unrealized appreciation (depreciation) on: Investments	3,516,063
Foreign currency	(2,328)
3,513,735
Net gain (loss)	2,011,741
Net increase (decrease) in net assets resulting from operations	$ 3,128,576

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Period Ending December 31, 2008*
Operations: Net investment income (loss)	$ 1,116,835	$ 218,305
Net realized gain (loss)	(1,501,994)	(22,364,526)
Net unrealized appreciation (depreciation)	3,513,735	2,147,688
Net increase (decrease) in net assets resulting from operations	3,128,576	(19,998,533)
Distributions to shareholders from Net investment income: Class A	(40,586)	(85,907)
Class C	—	(6,362)
Class S	(50,061)	(53,082)
Institutional Class	(93,489)	(110,062)
Total distributions	(184,136)	(255,413)
Fund share transactions: Proceeds from shares sold	19,932,239	90,832,130
Reinvestment of distributions	122,457	156,048
Cost of shares redeemed	(7,129,092)	(11,205,844)
Redemption fees	1,896	1,111
Net increase (decrease) in net assets from Fund share transactions	12,927,500	79,783,445
Increase (decrease) in net assets	15,871,940	59,529,499
Net assets at beginning of period	59,530,499	1,000**
Net assets at end of period (including undistributed net investment income of $1,044,746 and $112,067, respectively)	$ 75,402,439	$ 59,530,499
* For the period from June 24, 2008 (commencement of operations) to December 31, 2008.
** Initial capital at June 24, 2008.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.90	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.12	.04
Net realized and unrealized gain (loss)	.15	(3.11)
Total from investment operations	.27	(3.07)
Less distributions from: Net investment income	(.01)	(.03)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 7.16	$ 6.90
Total Return (%)[d,e]	3.95**	(30.69)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	19
Ratio of expenses before expense reductions (%)	1.98*	2.18*
Ratio of expenses after expense reductions (%)	1.50*	1.51*
Ratio of net investment income (%)	1.79f**	.93*
Portfolio turnover rate (%)	122**	243**
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from June 24, 2008 (commencement of operations) to December 31, 2008.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratio for the six months ended June 30, 2009, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended December 31,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.90	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.00***
Net realized and unrealized gain (loss)	.15	(3.10)
Total from investment operations	.24	(3.10)
Less distributions from: Net investment income	—	(.00)***
Redemption fees	.00***	.00***
Net asset value, end of period	$ 7.14	$ 6.90
Total Return (%)[d,e]	3.48**	(31.06)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	13
Ratio of expenses before expense reductions (%)	2.77*	2.96*
Ratio of expenses after expense reductions (%)	2.25*	2.26*
Ratio of net investment income (%)	1.41f**	.18*
Portfolio turnover rate (%)	122**	243**
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from June 24, 2008 (commencement of operations) to December 31, 2008.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratio for the six months ended June 30, 2009, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended December 31,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.90	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.13	.05
Net realized and unrealized gain (loss)	.15	(3.11)
Total from investment operations	.28	(3.06)
Less distributions from: Net investment income	(.03)	(.04)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 7.15	$ 6.90
Total Return (%)[d]	4.22**	(30.70)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	9
Ratio of expenses before expense reductions (%)	1.79*	1.94*
Ratio of expenses after expense reductions (%)	1.25*	1.26*
Ratio of net investment income (%)	1.91e**	1.18*
Portfolio turnover rate (%)	122**	243**
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from June 24, 2008 (commencement of operations) to December 31, 2008.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratio for the six months ended June 30, 2009, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.89	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.13	.05
Net realized and unrealized gain (loss)	.15	(3.12)
Total from investment operations	.28	(3.07)
Less distributions from: Net investment income	(.03)	(.04)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 7.14	$ 6.89
Total Return (%)[d]	4.22**	(30.79)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	18
Ratio of expenses before expense reductions (%)	1.68*	1.85*
Ratio of expenses after expense reductions (%)	1.25*	1.26*
Ratio of net investment income (%)	1.91e**	1.17*
Portfolio turnover rate (%)	122**	243**
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from June 24, 2008 (commencement of operations) to December 31, 2008.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratio for the six months ended June 30, 2009, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF Global Infrastructure Fund (the "Fund") is a non-diversified series of DWS Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Directors. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income tax and no federal income tax provision was required.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2008, the Fund had a net tax basis capital loss carryforward of approximately $1,975,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first.

In addition, from November 1, 2008 through December 31, 2008, the Fund incurred approximately $10,047,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2009.

The Fund has reviewed the tax position as of December 31, 2008 and has determined that no provision for income tax is required in the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Offering Costs. Offering costs for the Fund paid in connection with the offering of shares were amortized over one year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding rates. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $94,212,071 and $76,349,824, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.90% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

RREEF America L.L.C. ("RREEF"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.

Pursuant to agreements between RREEF and RREEF Global Advisers Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Investments Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the Fund. The sub-subadvisors, which are indirect, wholly owned subsidiaries of Deutsche Bank AG, under the supervision of the Board of Directors, DIMA and RREEF manage the Fund's investments in specific foreign markets. The subadvisor pays each sub-subadvisor for its services from the investment advisory fee it receives from the Advisor.

For the period from January 1, 2009 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of each class as follows:

Class A	1.50%
Class C	2.25%
Class S	1.25%
Institutional Class	1.25%

Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of each class as follows:

Class A	1.60%
Class C	2.35%
Class S	1.35%
Institutional Class	1.35%

Accordingly, for the six months ended June 30, 2009, the Advisor waived a portion of its management fee aggregating $133,702 and the amount charged aggregated $149,028, which was equivalent to an annualized effective rate of 0.474% of the Fund's average daily net assets.

In addition, for the six months ended June 30, 2009, the Advisor reimbursed the Fund $4,086 of sub-recordkeeping expense for Class S shares.

Administration Fee. Pursuant to an Administration Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $31,414, of which $6,029 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2009, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2009
Class A	$ 8,075	$ 5,160	$ 2,915
Class C	2,830	2,830	—
Class S	1,486	1,485	—
Institutional Class	159	157	—
	$ 12,550	$ 9,632	$ 2,915

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2009, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2009
Class C	$ 50,107	$ 9,362

In addition, DIDI provides information and administration services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the the six months ended June 30, 2009, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at June 30, 2009	Annualized Effective Rate
Class A	$ 16,934	$ —	$ 3,109.16%
Class C	13,429	3,488	3,641.15%
	$ 30,363	$ 3,488	$ 6,750

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2009 aggregated $13,316.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% for Class C shares of the value of the shares redeemed. For the the six months ended June 30, 2009, the CDSC for Class C shares aggregated $8,128. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,981, all of which was paid.

Directors' Fees and Expenses. The Fund paid each Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2009, the DWS Alternative Asset Allocation Plus Fund held 25% of the total shares outstanding of the Fund.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 10 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2009		Period Ended December 31, 2008*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,066,821	$ 7,063,258	3,451,754	$ 31,363,787
Class C	470,312	3,132,941	2,085,799	19,458,051
Class S	751,187	5,035,190	1,865,750	16,722,072
Institutional Class	699,960	4,700,850	2,753,564	23,288,220
		$ 19,932,239		$ 90,832,130
Shares issued to shareholders in reinvestment of distributions
Class A	3,328	$ 23,062	5,739	$ 40,055
Class C	—	—	99	690
Class S	855	5,906	751	5,241
Institutional Class	13,549	93,489	15,790	110,062
		$ 122,457		$ 156,048
Shares redeemed
Class A	(460,254)	$ (2,984,204)	(663,145)	$ (4,848,486)
Class C	(170,602)	(1,100,807)	(234,313)	(1,662,360)
Class S	(350,931)	(2,306,999)	(543,320)	(4,009,347)
Institutional Class	(107,975)	(737,082)	(105,031)	(685,651)
		$ (7,129,092)		$ (11,205,844)
Redemption fees		$ 1,896		$ 1,111
Net increase (decrease)
Class A	609,895	$ 4,102,116	2,794,348	$ 26,555,356
Class C	299,710	2,032,731	1,851,585	17,796,518
Class S	401,111	2,735,396	1,323,181	12,717,966
Institutional Class	605,534	4,057,257	2,664,323	22,713,605
		$ 12,927,500		$ 79,783,445
Initial capital
Class A	—	$ —	25	$ 250
Class C	—	—	25	250
Class S	—	—	25	250
Institutional Class	—	—	25	250
		$ —		$ 1,000
* For the period from June 24, 2008 (commencement of operations) to December 31, 2008.

G. Global Infrastructure Concentration Risk

The Fund concentrates its investments in infrastructure-related companies. A fund with a concentrated portfolio is vulnerable to the risks associated with the industries in which it invests, and is subject to greater risks and market fluctuations than funds investing in a broad range of industries. Infrastructure-related securities may have increased susceptibility to risks associated with general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses and changes in interest rates.

H. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile than those of comparable securities of issuers in the United States of America.

I. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 20, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Summary of Management Fee Evaluation by Independent Fee Consultant

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS RREEF Global Infrastructure Fund. My evaluation considered the following:

• Management fees charged by other mutual fund companies for like services, which included review of the management fees of 23 Global Sector funds with average FY assets between $50mm and $250mm and the total expenses of a broader universe of 62 Global Sector funds.

• Management fees charged to institutional and other clients of DeAM for like services, including the fees of three other DeAM-managed funds of a global sector nature.

• Costs to DeAM and its affiliates of supplying services pursuant to the management agreements and profit margins from supplying such services. While this will be a new fund with no profitability information, the level of the Fund's fee, DeAM's overall profitability derived from mutual funds, and DeAM's expectations for fund growth do not suggest excessive profitability.

• Possible economies of scale as the Fund grows larger, noting that the fee schedule does not include break-points, so that future sharing of economies will depend on imposition of break-points or on other actions.

• The nature and quality of DEAM's services, including the DWS Fund's performance. This is a new fund, so performance and other service evaluations are not possible. DeAM has staffed the fund's management with individuals having appropriate education and experience.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the DWS RREEF Global Infrastructure Fund are reasonable.

Thomas H. Mack June 16, 2008

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	TOLLX	TOLCX	TOLSX	TOLIX
CUSIP Number	23336Y 599	23336Y 581	23336Y 573	233379 692
Fund Number	456	756	2156	1456

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 25, 2009